CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 1,046,835	$ 1,695,841
Argentine peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	7,148	20,107
Brazilian real
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	89,083	136,938
Chilean peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	9,800	32,649
Colombian peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	13,535	17,185
Euro
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	7,099	10,361
US Dollar
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	886,627	1,438,846
Other currencies
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 33,543	$ 39,755